500 Lacey Road, Suite 700 Downers Grove, IL 60515 Telephone +1 630 933 9600 Facsimile +1 630 933 9699 invesco.com/us

October 2, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Invesco Exchange-Traded Fund Trust II

1933 Act Registration No. 333 - 138490

1940 Act Registration No. 811 - 21977

CIK No. 0001378872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Fund Trust II (the “Trust”) that the Prospectuses and Statement of Additional Information, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 700 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 700 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission September 28, 2018.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 315-2349.

Very truly yours,

/s/ Abigail Murray

Abigail Murray

Senior Counsel

Invesco Capital Management LLC